                                                          ----------------------

                                                          ----------------------

                                                          ----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09093

                                  E*TRADE Funds
               (Exact name of registrant as specified in charter)

4500 Bohannon Drive, Menlo Park, California                              94025
  (Address of principal executive offices)                            (Zip code)

                                   Dennis Webb
                               4500 Bohannon Drive
                          Menlo Park, California 94025
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650-331-6000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.
        Attached hereto.

Schedule of Investments
E*Trade Money Market Fund
December 31, 2004 (Unaudited)

                                                                  Face
Company                                                          Amount         Value
----------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES--37.0% (1)
Alabama State, Industrial Development Authority
   Revenue, Simcala Inc. Project
   2.47%, 1/06/05                                              $ 5,825,000   $ 5,825,000
Ashland, Virginia, Industrial Development Authority
   2.72%, 1/06/05                                                  405,000       405,000
Baltimore County, Maryland, Revenue,
   Oak Crest Village, Project B
   2.43%, 1/06/05                                               10,325,000    10,325,000
BD Toy LLC, Variable Rate Promissory Notes, Series 3
   2.62%, 1/06/05                                                2,150,000     2,150,000
Better Brands of South Georgia, Series 2003
   2.47%, 1/06/05                                               11,600,000    11,600,000
Beverage South, LLC, Taxable Variable Rate Demand Note
   2.47%, 1/06/05                                                6,900,000     6,900,000
Bleachtech LLC & LDJ Seville, Ltd, Taxable Notes
   2.48%, 1/06/05                                                5,200,000     5,200,000
Byron Park, CA, Multi-Family Housing, Taxable 03
   2.55%, 1/06/05                                                3,305,000     3,305,000
C-Mek Realty, LLC, Taxable Variable Rate Demand Note
   2.57%, 1/06/05                                                7,380,000     7,380,000
California Statewide Community, Development Authority,
   Multi-Family Revenue, Oakmont Housing
   2.51%, 1/06/05                                                4,300,000     4,300,000
Cambridge - Southlake Partners L.P.
   2.47%, 1/06/05                                                8,875,000     8,875,000
Charlotte, N.C., Special Obligation, GMGC Building
   2.37%, 1/06/05                                               10,970,000    10,970,000
Classic City Beverage, Taxable Variable Rate Demand Note
   2.47%, 1/06/05                                               12,100,000    12,100,000
Clayton County, Georgia, Housing Authority
   Multi-Family Housing Revenue, Forest
   Club Project B
   2.55%, 1/03/05                                                1,625,000     1,625,000
Cleveland, Ohio, Airport System Revenue,
   Series E
   2.40%, 1/05/05                                               17,805,000    17,805,000
Colorado Housing & Financial Authority,
   Single Family, Series C2
   2.42%, 1/05/05                                               29,500,000    29,500,000
Columbus Development Authority
   2.47%, 1/06/05                                                3,200,000     3,200,000
Dale G. Mitchum, M.D. Medical Facilities
   2.67%, 1/06/05                                                2,500,000     2,500,000
Express Oil Change LLC
   2.47%, 1/06/05                                                4,800,000     4,800,000
First Baptist Church, Tuscaloosa, Alabama, Variable
   Rate Demand Note
   2.50%, 1/06/05                                                5,125,000     5,125,000
FJM Properties of Willmar, LLC
   2.47%, 1/06/05                                                6,230,000     6,230,000
Franklin County, Pennsylvania, Industrial Development
   Authority, Loudon Industries, Series B
   2.57%, 1/06/05                                                2,330,000     2,330,000

Ft. Northport LLC
   2.47%, 1/06/05                                                1,000,000     1,000,000
Garlands of Barrington Lenders
   Series 2002D
   2.40%, 1/06/05                                               13,750,000    13,750,000
   Series 2002E
   2.40%, 1/06/05                                               18,900,000    18,900,000
Georgia Municipal Gas Authority Gas Revenue
   2.45%, 1/06/05                                               12,570,000    12,570,000
Georgia State, Brooks County Development
   Authority, Industrial Development Revenue,
   Langboard, Inc. Project
   2.42%, 1/06/05                                                9,100,000     9,100,000
Georgia State, Downtown Marietta
   Development Authority, Georgia Revenue, Marietta
   Conference Center Project
   Series 1996A
   2.52%, 1/05/05                                                6,500,000     6,500,000
   Series 1996
   2.52%, 1/05/05                                                4,315,000     4,315,000
Henry County, Georgia, Development Authority Revenue
   2.47%, 1/06/05                                               26,000,000    26,000,000
Hillsborough County, Florida, Housing Finance
   Authority Multi-Family Revenue, Hunters Run Apartments,
   Series B
   2.61%, 1/05/05                                                  300,000       300,000
Illinois Health Facilities Authority Revenue,
   Loyola University Health, Series C
   2.40%, 1/05/05                                               33,795,000    33,795,000
J & E Land Company, Variable Rate Note, Series 2003
   2.52%, 1/06/05                                                5,075,000     5,075,000
John Q. Hammons Revocable Trust
   2.47%, 1/06/05                                                6,000,000     6,000,000
Lee County, Florida, Housing Finance Authority,
   Multi-Family Housing Revenue
   Cape Coral Apartments, B
   2.62%, 1/05/05                                                  700,000       700,000
   University Club Apartments B
   2.42%, 1/06/05                                                2,180,000     2,180,000
Louisiana State, Agricultural Finance Authority
   2.40%, 1/06/05                                               45,000,000    45,000,000
Macon Beverage Co, LLC, Series 2004
   2.47%, 1/06/05                                               10,250,000    10,250,000
Manatee County, Florida, Housing Finance Authority
   2.62%, 1/06/05                                                1,025,000     1,025,000
Maniilaq Association Alaska Revenue,
   Employee Housing Project
   2.45%, 1/06/05                                                6,000,000     6,000,000
Mississippi Business Finance Corp.,
   Mississippi Industrial Development
   Colle Towing
   2.47%, 1/06/05                                                2,200,000     2,200,000
   Shuqualak Lumber
   2.47%, 1/06/05                                                3,200,000     3,200,000
   Rea Brothers
   2.52%, 1/06/05                                                4,930,000     4,930,000
Mississippi Business Finance Corporation Mississippi Revenue
   Signal International, Series 2004A
   2.45%, 1/06/05                                               15,700,000    15,700,000
   Signal International, Series 2004B
   2.45%, 1/06/05                                                1,400,000     1,400,000
   Signal International, Series 2004C
   2.45%, 1/06/05                                                1,500,000     1,500,000

   Millsaps Chevrolet
   2.46%, 1/06/05                                                3,845,000     3,845,000
MOB Management One LLC
   2.70%, 1/05/05                                                2,000,000     2,000,000
MOB Management Two LLC
   2.70%, 1/05/05                                                1,750,000     1,750,000
MOBR-4, LLC, Promissory Notes, Series 2004
   2.62%, 1/06/05                                                5,600,000     5,600,000
Mobile, Alabama, Spring Hill Medical Clinic
   Board Revenue, Spring Hill Medical Complex,
   Series A
   2.47%, 1/06/05                                               11,590,000    11,590,000
Montgomery County, Kentucky, Industrial Building Revenue
   2.52%, 1/06/05                                                  605,000       605,000
New York State, Housing Finance Authority
   2.42%, 1/05/05                                                3,000,000     3,000,000
North Georgia Distributing Co., Series 2003
   2.47%, 1/06/05                                               13,900,000    13,900,000
Northern California Power Agency Revenue,
   Hydroelectric Project B
   2.45%, 1/05/05                                                4,110,000     4,110,000
Plant City Church of God, Series 2004
   2.47%, 1/06/05                                                2,965,000     2,965,000
Procell LLC
   2.62%, 1/06/05                                                3,500,000     3,500,000
Ron Investments LTD.
   2.47%, 1/06/05                                                6,215,000     6,215,000
Santa Cruz, California, Redevelopment Agency,
   Multi-Family Revenue, Shaffer Road - Series A
   2.46%, 1/06/05                                                2,750,000     2,750,000
St. Johns County, Florida, Industrial Development Authority
   2.42%, 1/05/05                                               11,000,000    11,000,000
Stice-Hill Holdings LLC
   2.52%, 1/06/05                                                7,600,000     7,600,000
Texas Public Finance Authority
   2.31%, 2/03/05                                               15,000,000    15,000,000
Utah Telecommunication Open Infrastructure Agency
   2.37%, 1/06/05                                                8,000,000     8,000,000
Warrior Roofing Manufacturing of GA, LLC
   2.47%, 1/06/05                                                4,000,000     4,000,000
Washington County, Florida, Sales Tax Revenue,
   Taxable, Series B
   2.48%, 1/06/05                                                3,500,000     3,500,000
Washington State, Housing Financial Community
   Multi-Family Revenue, Bridgewood,
   Project B
   2.43%, 1/06/05                                                3,930,000     3,930,000
Wellborn Forest Products
   2.62%, 1/06/05                                                1,300,000     1,300,000
Westchester County, New York, Industrial
   Development Agency, Commercial Facilities
   Revenue, Fortwest II LLC
   2.50%, 1/06/05                                                7,885,000     7,885,000
Wheland Foundry
   2.52%, 1/06/05                                                2,970,000     2,970,000
William Morris Realty
   2.62%, 1/06/05                                                3,200,000     3,200,000
Willow Run Foods
   2.45%, 1/06/05                                                7,376,000     7,376,000
                                                                             -----------
Total Variable Rate Demand Notes
   (Cost $531,431,000)                                                       531,431,000
                                                                             -----------

MUNICIPAL NOTE AND BOND--0.7%
New Jersey Economic Development Authority
   Revenue, Taxable Business Employment,
   Series B
   1.87%, 3/01/05                                               10,000,000    10,004,527
                                                                              ----------

Total Municipal Note and Bond
(Cost $10,004,527)                                                            10,004,527
                                                                              ----------

CERTIFICATES OF DEPOSIT--3.5%
Royal Bank of Canada
   1.40%, 2/08/05                                               20,000,000    20,000,000
Royal Bank of Scotland PLC
   1.41%, 4/06/05                                               30,000,000    30,000,000
                                                                              ----------
Total Certificates Of Deposit
   (Cost $50,000,000)                                                         50,000,000
                                                                              ----------

COMMERCIAL PAPER--41.9%
Cobbler Funding Ltd.
   2.40%, 1/19/05                                               20,000,000    19,976,000
   2.39%, 2/15/05                                               13,610,000    13,569,340
   2.35%, 2/25/05                                               11,821,000    11,778,559
Depfa Bank Europe PLC
   2.37%, 2/16/05                                               20,000,000    19,939,433
ED&F Man Treasury Management
   2.25%, 1/04/05                                               50,000,000    49,990,625
Eureka Securitization
   2.37%, 2/17/05                                               20,000,000    19,938,117
   2.40%, 2/23/05                                               35,000,000    34,876,333
Georgetown Funding Co. LLC
   2.20%, 1/06/05                                               20,000,000    19,993,889
Golden Fish LLC
   2.34%, 1/11/05                                               15,000,000    14,990,250
   2.25%, 1/13/05                                               10,000,000     9,992,500
   2.43%, 1/21/05                                               20,000,000    19,973,000
   2.32%, 2/02/05                                                3,998,000     3,989,755
HBOS Treasury Services
   2.40%, 2/28/05                                               30,000,000    29,884,000
Liquid Funding
   2.34%, 1/13/05                                               32,000,000    31,975,000
   2.30%, 1/25/05                                                5,000,000     4,992,333
Lockhart Funding Corp.
   1.91%, 1/12/05                                               10,000,000     9,994,164
   2.25%, 1/20/05                                               10,000,000     9,988,125
   2.38%, 2/16/05                                               10,000,000     9,969,589
   2.35%, 2/23/05                                               20,000,000    19,930,806
Rabobank U.S.A. Financial Corp.
   2.17%, 1/03/05                                                7,000,000     6,999,156
Spintab AB
   2.07%, 1/07/05                                               20,000,000    19,993,100
   2.39%, 2/22/05                                               20,000,000    19,930,956
Sunbelt Funding Corp.
   2.20%, 1/14/05                                               14,000,000    13,988,878
   2.39%, 2/01/05                                               15,375,000    15,343,357

   2.40%, 2/22/05                                           20,000,000       19,930,667
Tannehill Capital Co. LLC
   2.25%, 1/21/05                                           20,000,000       19,975,000
Three Crowns Funding LLC
   2.23%, 1/26/05                                           40,000,000       39,936,389
   2.27%, 1/28/05                                           20,077,000       20,042,819
   2.37%, 2/24/05                                           12,000,000       11,957,340
UBS Finance
   2.23%, 1/03/05                                           58,000,000       57,992,912
                                                                         --------------
Total Commercial Paper
   (cost $601,832,392)                                                      601,832,392
                                                                         --------------

CORPORATE BONDS AND NOTES--3.4%
Associated Bank NA
   2.18%, 2/03/05                                           25,000,000       25,000,000
Associates Corp. NA
   2.65%, 6/27/05                                           19,500,000       19,500,000
Oneok, Inc.
   7.75%, 3/01/05
   (Cost $49,147,684)                                        4,600,000        4,647,684
                                                                         --------------
                                                                             49,147,684
                                                                         --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--13.7%
   Federal Home Loan Bank
   1.30%, 4/13/05                                           22,500,000       22,500,000
   1.35%, 4/15/05                                           20,000,000       20,000,000
   1.31%, 4/22/05                                           13,000,000       13,000,000
   1.66%, 5/16/05                                           15,000,000       15,000,000
   Federal Home Loan Mortgage Corporation
   1.42%, 3/01/05                                           10,000,000       10,000,000
   2.00%, 10/07/05                                          15,000,000       15,001,889
   Federal National Mortgage Association
   1.50%, 2/14/05                                           22,000,000       22,000,000
   1.40%, 2/25/05                                           25,000,000       25,000,000
   1.34%, 3/04/05                                           20,000,000       19,999,931
   1.36%, 5/03/05                                           20,000,000       19,999,686
   U.S. Government Guaranteed Ship Financing Obligations,
   Variable Rate Ship Financing Notes,
   Series 2002
   2.46%, 4/15/15                                           14,243,072       14,243,072
                                                                         --------------
Total U.S. Government And Agency Obligations
   (Cost $196,744,578)                                                      196,744,578
                                                                         --------------
Total Investments--100.2%
   (Cost $1,439,160,181)                                                  1,439,160,181

Other Assets Less Liabilities--(0.2%)                                        (2,410,299)
                                                                         --------------
Net Assets--100.0%                                                       $1,436,749,882
                                                                         --------------

(1) Variable rate securities. The rates shown are the current rates on December 31, 2004. Dates shown represent the next interest reset date.

Schedule of Investments
E*TRADE Government Money Market Fund
December 31, 2004 (Unaudited)

                                                             Face
Company                                                     Amount         Value
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (97.0%)

FLOATING RATE NOTES--56.5% (1)
Export-Import Bank of the U.S.
U.S. Government Guaranteed Floating Rate Notes
Series 2001-1
   2.490%, 12/15/07                                      $ 2,898,480   $  2,898,480
Series 2001-2
   2.490%, 12/15/07                                        3,312,548      3,312,549
Series 2001-3
   2.490%, 12/15/07                                        2,898,480      2,898,480
Federal Home Loan Bank
   1.305%, 4/22/05                                         4,000,000      4,000,000
   1.660%, 5/16/05                                         3,000,000      3,000,000
   1.990%, 4/19/05                                        15,000,000     15,000,547
   2.307%, 9/16/05                                        15,000,000     14,996,692
   2.328%, 7/26/05                                        10,000,000      9,998,717
   2.445%, 3/15/05                                        25,000,000     24,999,286
Federal Home Loan Mortgage Corp.
   1.420%, 3/01/05                                         2,500,000      2,500,000
   2.000%, 10/07/05                                       25,000,000     25,005,914
   2.090%, 2/04/05                                         5,000,000      4,999,841
   2.440%, 1/15/42                                        21,859,720     21,859,720
Federal National Mortgage Association
   1.500%, 2/14/05                                         5,400,000      5,400,000
   1.500%, 2/15/05                                         5,000,000      5,000,000
   2.258%, 5/03/05                                        25,000,000     24,998,311
   2.333%, 1/28/05                                         7,000,000      7,000,000
   2.419%, 10/07/05                                        7,500,000      7,506,882
Overseas Private Investment Corp. (OPIC)
   U.S. Government Guaranteed Certificates
   of Participation, Series 1997
   1.930%, 4/02/07                                            80,000         79,994
U.S. Government Guaranteed Ship Financing Obligations,
Variable Rate Ship Financing Notes, Series 2002
   2.460%, 4/15/05                                         6,371,518      6,371,518
                                                                       ------------
TOTAL FLOATING RATE NOTES
   (Cost $191,826,931)                                                  191,826,931
                                                                       ------------
FIXED RATE NOTES--7.9%
Federal Farm Credit Bank
   1.125%, 3/15/05                                         3,000,000      2,998,567
   2.134%, 4/14/05                                         3,000,000      2,999,831
Federal Home Loan Bank
   1.250%, 4/01/05                                         3,000,000      2,999,001
   1.400%, 4/01/05                                         3,000,000      2,999,930
   1.431%, 1/06/05                                        10,000,000      9,999,300
   1.500%, 5/04/05                                         2,500,000      2,500,000
Federal Home Loan Mortgage Corp.
   3.875%, 2/15/05                                         2,500,000      2,507,638
                                                                       ------------
TOTAL FIXED RATE NOTES
   (Cost $27,004,267)                                                    27,004,267
                                                                       ------------

DISCOUNT NOTES--38.3% (2)
Federal Home Loan Bank
   1.250%, 1/03/05                                        14,000,000     13,999,028
Federal Home Loan Mortgage Corp.
   2.200%, 1/04/05                                        16,532,000     16,528,919
Federal National Mortgage Association
   2.120%, 1/05/05                                         5,000,000      4,998,822
   2.120%, 1/26/05                                        10,000,000      9,985,278
   2.140%, 1/07/05                                        10,000,000      9,996,433
   2.180%, 1/25/05                                        10,000,000      9,985,467
   2.200%, 1/10/05                                         5,000,000      4,997,250
   2.210%, 2/01/05                                         5,000,000      4,990,485
   2.250%, 1/11/05                                        10,000,000      9,993,750
   2.260%, 1/24/05                                         7,000,000      6,989,893
   2.290%, 2/07/05                                        15,000,000     14,964,695
   2.290%, 2/09/05                                         7,805,000      7,785,637
   2.320%, 2/14/05                                        15,000,000     14,957,467
                                                                       ------------
TOTAL DISCOUNT NOTES
   (Cost $130,173,124)                                                  130,173,124
                                                                       ------------
SHORT-TERM INVESTMENTS--0.3%
The Bank of New York Cash Reserve
   (Cost $849,496)                                           849,496        849,496
                                                                       ------------
TOTAL INVESTMENTS--103.0%
   (Cost $349,853,818)                                                  349,853,818

LIABILITIES IN EXCESS OF OTHER ASSETS--(3.0%)                           (10,081,243)
                                                                       ------------
NET ASSETS--100.0%                                                     $339,772,575
                                                                       ------------

(1) Floating rate securities. The rates shown are the current rates on December 31, 2004. Dates shown represent the next interest reset date.

(2)  Rate quoted represents yield-to-maturity as of purchase date.

Schedule of Investments
E*TRADE Municipal Money Market Fund
December 31, 2004 (Unaudited)

                                                                                             Face
Company                                                                                     Amount        Value
------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES--79.6% (1)
ALABAMA--0.7%
Montgomery, Alabama, Industrial Development Board Revenue, Piknik Products
   Project, AMT
   2.08%, 1/06/05                                                                        $ 4,840,000   $ 4,840,000
                                                                                                       -----------
CALIFORNIA--7.0%
Access to Loans for Learning Student Loan Corp.
   1.98%, 1/06/05                                                                         10,200,000    10,200,000
California Health Facilities Financing Authority Revenue,
   Catholic Healthcare, Series C
   1.98%, 1/05/05                                                                          4,500,000     4,500,000
California Housing Finance Agency Revenue, Series D, AMT, FSA
   2.00%, 1/05/05                                                                         22,400,000    22,400,000
California Pollution Control Financing Authority,
   Pollution Control Revenue, Resource Recovery,
   Wadham Energy, Series C, AMT
   2.00%, 1/05/05                                                                          7,145,000     7,145,000
Los Angeles, California, Water & Power
   1.95%, 1/06/05                                                                            800,000       800,000
Southern California Public Power Authority
   1.95%, 1/05/05                                                                          5,600,000     5,600,000
                                                                                                       -----------
                                                                                                        50,645,000
                                                                                                       -----------
COLORADO--1.0%
Denver, Colorado City & County Apartment Revenue, AMT, FSA
   2.08%, 1/06/05                                                                          1,340,000     1,340,000
Park Creek Metropolitan District Colorado Revenue
   2.08%, 1/06/05                                                                          5,775,000     5,775,000
                                                                                                       -----------
                                                                                                         7,115,000
                                                                                                       -----------
FLORIDA--5.2%
Beacon Tradeport Community Development PA-1241
   2.04%, 1/06/05                                                                          8,250,000     8,250,000
Dade County, Florida, Industrial Development Revenue
   1.98%, 1/05/05                                                                            700,000       700,000
   2.05%, 1/06/05                                                                            395,000       395,000
Gulf Breeze, Florida, Healthcare Facility Revenue, Heritage Healthcare Project
   2.02%, 1/06/05                                                                          3,470,000     3,470,000
Miami-Dade County, Florida, Industrial Development A
   2.05%, 1/06/05                                                                          3,200,000     3,200,000
Orange County, Florida, Health Facilities Authority Revenue
   2.00%, 1/06/05                                                                            500,000       500,000
   2.05%, 1/06/05                                                                          2,500,000     2,500,000
   2.09%, 1/06/05                                                                         10,400,000    10,400,000
Orlando, Florida, Greater Orlando Aviation Authority, Apartment Facilities Revenue,
   Series E
   1.98%, 1/05/05                                                                          7,500,000     7,500,000
Sarasota County, Florida, Health Facilities Authority Revenue, Health Care Facilities,
   Bay Village Project
   2.05%, 1/06/05                                                                          1,300,000     1,300,000

                                                                                                        ----------
                                                                                                        38,215,000
                                                                                                        ----------
GEORGIA--4.9%
Albany-Dougherty County Hospital Authority
   2.05%, 1/05/05                                                                         11,400,000    11,400,000
Atlanta Urban Residential Finance Authority
   2.06%, 1/06/05                                                                          5,000,000     5,000,000
Canton, Georgia, Housing Authority, Multi-Family Revenue, Ridgewalk Apartment
   Projects, AMT
   2.07%, 1/06/05                                                                          7,500,000     7,500,000
La Grange, Georgia, Development Authority Revenue, La Grange College Project
   2.04%, 1/06/05                                                                          1,500,000     1,500,000
Roswell, Georgia, Housing Authority Multi-Family Revenue, Park Ridge Apartment
   Project
   2.06%, 1/06/05                                                                          8,200,000     8,200,000
Willacoochie, Georgia, Development Authority Pollution Control Revenue, Langboard,
   Inc. Project, AMT
   2.05%, 1/06/05                                                                          2,000,000     2,000,000
                                                                                                        ----------
                                                                                                        35,600,000
                                                                                                        ----------
HAWAII--2.3%
Hawaii Pacific Health Supplement Purpose Revenue, Department of Budget & Finance,
   Series B-2, Radian
   2.05%, 1/05/05                                                                         14,500,000    14,500,000
Hawaii State Department Budget & Finance Supplement Purpose Revenue,
   Series 1244, XLCA
   2.08%, 1/06/05                                                                          2,500,000     2,500,000
                                                                                                        ----------
                                                                                                        17,000,000
                                                                                                        ----------
ILLINOIS--3.8%
Elgin, Illinois, College & University Revenue, Judson College Project
   2.10%, 1/06/05                                                                            700,000       700,000
Illinois, Development Finance Authority, Waste Disposal Revenue, Waste
   Management, Inc. Project, AMT
   2.05%, 1/06/05                                                                          7,000,000     7,000,000
Illinois, Educational Facilities Authority Revenue
   Augustana College
   2.05%, 1/05/05                                                                          4,000,000     4,000,000
   Aurora University
   2.04%, 1/06/05                                                                          3,500,000     3,500,000
Roaring Fork, Municipal Products LLC, Series 2004-1
   2.07%, 1/06/05                                                                         12,500,000    12,500,000
                                                                                                        ----------
                                                                                                        27,700,000
                                                                                                        ----------
IOWA--3.1%
Iowa Finance Authority, Single Family Revenue, Series I, GNMA/FNMA
   1.98%, 1/06/05                                                                         10,800,000    10,800,000
Iowa Finance Authority, Wellness Facility Revenue, Marshalltown Community Project
   2.05%, 1/06/05                                                                         11,910,000    11,910,000
                                                                                                        ----------
                                                                                                        22,710,000
                                                                                                        ----------
KENTUCKY--2.1%
Bardstown, Kentucky, Industrial Building Revenue, Linpac Materials Handling
   2.22%, 1/05/05                                                                          4,960,000     4,960,000
Kentucky, Economic Development Finance Authority
   Health Facilities Revenue, Easter Seal Society Project
   2.05%, 1/06/05                                                                          6,100,000     6,100,000

Industrial Building Revenue, Republic Services, Inc. Project
   2.10%, 1/06/05                                                                          2,300,000     2,300,000
Lexington-Fayette Urban County Government, Kentucky, Individual Development
   Revenue, YMCA Central Kentucky, Inc. Project
   2.10%, 1/05/05                                                                          1,800,000     1,800,000
                                                                                                        ----------
                                                                                                        15,160,000
                                                                                                        ----------
LOUISIANA--9.9%
Jefferson Parish, Louisiana, Home Mortgage Authority, Single Family Mortgage Revenue
   Series 03, AMT
   2.10%, 1/05/05                                                                          3,725,000     3,725,000
   Series D, AMT, GNMA/FNMA/FHA
   2.10%, 1/05/05                                                                          4,220,000     4,220,000
Lake Charles Harbor and Terminal District, Louisiana
   2.05%, 1/06/05                                                                         18,750,000    18,750,000
Louisiana Public Facilities Authority Revenue
   Blood Center Properties, Inc. Project
   2.10%, 1/06/05                                                                          1,800,000     1,800,000
   Tiger Athletic Funding Project
   2.01%, 1/06/05                                                                         15,000,000    15,000,000
   2.05%, 1/06/05                                                                          6,075,000     6,075,000
   2.09%, 1/06/05                                                                         22,415,000    22,415,000
                                                                                                        ----------
                                                                                                        71,985,000
                                                                                                        ----------
MASSACHUSETTS--2.2%
Massachusetts State Development Finance Agency Revenue, Edgewood
   Retirement, Series A
   2.08%, 1/05/05                                                                         16,345,000    16,345,000
                                                                                                        ----------
MICHIGAN--2.6%
Garden City, Michigan, Hospital Finance Authority, Hospital Revenue, Garden City
   Hospital, Obligation A
   2.03%, 1/06/05                                                                            400,000       400,000
Jackson County, Michigan, Economic Development Corp. Revenue, Spring Arbor
   College Project
   2.05%, 1/06/05                                                                            400,000       400,000
Michigan Higher Educational Student Loan Authority Revenue, AMT, AMBAC
   2.03%, 1/05/05                                                                         16,000,000    16,000,000
Michigan State Housing Development Authority, Limited Obligation Revenue,
   Laurel Valley
   2.07%, 1/05/05                                                                          1,100,000     1,100,000
Michigan State Strategic Fund, Limited Obligation Revenue, Hope Network Project,
   Series A
   2.16%, 1/06/05                                                                            555,000       555,000
Oakland County, Michigan, Economic Development Corp., Limited Obligation Revenue,
   Rochester College Project
   2.10%, 1/06/05                                                                            800,000       800,000
                                                                                                        ----------
                                                                                                        19,255,000
                                                                                                        ----------
MINNESOTA--1.1%
Roaring Fork, Municipal Products LLC
   Series 2003-13, Class A
   2.14%, 1/06/05                                                                          8,030,000     8,030,000
                                                                                                        ----------
MISSISSIPI-- 2.7%
Roaring Fork, Municipal Products LLC, Series 2002-4
   2.14%, 1/06/05                                                                         19,875,000    19,875,000
                                                                                                        ----------

MONTANA--0.3%
Montana, Facilities Finance Authority Revenue, Mission Ridge
   Project
   2.03%, 1/06/05                                                                          2,500,000     2,500,000
                                                                                                        ----------
NEVADA--3.3%
Clark County, Nevada, Individual Development Revenue,
   Southwest Gas Corp.,
   Project B, AMT
   2.03%, 1/05/05                                                                         12,500,000    12,500,000
Washoe County, Nevada, Gas Facilities Revenue, AMT, MBIA
   2.10%, 1/05/05                                                                         11,975,000    11,975,000
                                                                                                        ----------
                                                                                                        24,475,000
                                                                                                        ----------
NEW JERSEY--0.1%
Salem County, New Jersey, Industrial Pollution Control
   Finance Authority
   1.85%, 2/01/05                                                                          1,000,000     1,000,000
                                                                                                        ----------
NEW YORK--3.3%
Metropolitan Transportation Authority New York Revenue,
   Series D2, FSA
   1.95%, 1/06/05                                                                          2,600,000     2,600,000
Nassau County, New York, Tobacco Settlement Corp., PA-1208
   2.09%, 1/06/05                                                                          6,930,000     6,930,000
New York State Housing Finance Agency Revenue
   521 West, Series A
   1.94%, 1/05/05                                                                          6,500,000     6,500,000
Parkledge Apartments, Series A
   1.98%, 1/05/05                                                                          1,000,000     1,000,000
New York State Urban Development Corp., PA-1218
   2.04%, 1/06/05                                                                          7,375,000     7,375,000
                                                                                                        ----------
                                                                                                        24,405,000
                                                                                                        ----------
NORTH CAROLINA--1.1%
Cleveland County, North Carolina, Industrial Facilities &
   Pollution Control Finance Authority Curtiss, Wright
   Flight System, AMT
   2.05%, 1/05/05                                                                          8,400,000     8,400,000
                                                                                                        ----------
OHIO--1.2%
Athens County, Ohio, Port Authority, Housing Revenue,
   University Housing for Ohio, Inc. Project
   2.02%, 1/06/05                                                                          2,000,000     2,000,000
Lima, Ohio, Hospital Revenue, Lima Memorial Hospital Project
   2.10%, 1/06/05                                                                          2,480,000     2,480,000
Ohio State Higher Educational Facilities Community Revenue
   Series A
   2.05%, 1/06/05                                                                          2,100,000     2,100,000
   Series C
   2.05%, 1/06/05                                                                            700,000       700,000
Stark County, Ohio, Port Authority Revenue, Community Action
   Agency Project
   2.10%, 1/06/05                                                                          1,285,000     1,285,000
                                                                                                        ----------
                                                                                                         8,565,000
                                                                                                        ----------
OKLAHOMA--0.7%
Muskogee, Oklahoma, Medical Center Authority Revenue
   2.05%, 1/06/05                                                                          4,900,000     4,900,000
                                                                                                        ----------
OREGON--2.4%

Portland, Oregon, Housing Authority Revenue
   2.05%, 1/06/05                                                                          5,250,000     5,250,000
Washington County, Oregon, Housing Authority, Multi-Family
   Revenue, Multi-Mode Housing, Cedar Mill Project
   2.13%, 1/05/05                                                                          4,190,000     4,190,000
Roaring Fork, Municipal Products LLC
   Series 2003-12, Class A
   2.14%, 1/06/05                                                                          7,845,000     7,845,000
                                                                                                        ----------
                                                                                                        17,285,000
                                                                                                        ----------
OTHER TERRITORIES--2.6%
Koch Trust, Variable States, Series 1
   2.19%, 1/06/05                                                                          5,006,084     5,006,084
Munimae Bond Subsidiary LLC
   2.12%, 1/06/05                                                                         14,265,000    14,265,000
                                                                                                        ----------
                                                                                                        19,271,084
                                                                                                        ----------
PENNSYLVANIA--0.6%
Dauphin County, Pennsylvania, General Authority, Education
   and Health, Loan Program, AMBAC
   2.04%, 1/06/05                                                                          4,635,000     4,635,000
                                                                                                        ----------
PUERTO RICO--0.1%
Puerto Rico Public Finance Corp., Series 363, AMBAC
   2.00%, 1/06/05                                                                            900,000       900,000
                                                                                                        ----------
SOUTH CAROLINA--0.2%
South Carolina State Public Service Authority Revenue
   2.03%, 1/06/05                                                                          1,500,000     1,500,000
                                                                                                        ----------
SOUTH DAKOTA--1.3%
Yankton, South Dakota, Individual Development Revenue,
   Kolberg Pioneer Inc. Project, AMT
   2.03%, 1/05/05                                                                          9,200,000     9,200,000
                                                                                                        ----------
TENNESSEE--5.4%
Johnson City, Tennessee, Health & Educational Facilities
   Board Hospital Revenue
   2.06%, 1/06/05                                                                         10,000,000    10,000,000
Johnson City, Tennessee, Health & Educational Facilities
   Board Revenue, Series D
   2.05%, 1/05/05                                                                         15,465,000    15,465,000
Memphis, Tennessee, Electricity System Revenue, Series 377,
   MBIA
   2.03%, 1/06/05                                                                         14,000,000    14,000,000
                                                                                                        ----------
                                                                                                        39,465,000
                                                                                                        ----------
TEXAS--3.0%
Dallas Fort Worth, Texas International Airport Revenue,
   Putters, Series 385, AMT,
   2.06%, 1/06/05                                                                          2,500,000     2,500,000
Harris County, Texas, Housing Financial Corp., Multi-Family
   Housing Revenue, Wellington Park Apartments, AMT, FNMA
   2.03%, 1/06/05                                                                          5,500,000     5,500,000
Houston, Texas Individual Development Corp. Revenue, Air
   Cargo, Aero Houston Project, AMT
   2.05%, 1/06/05                                                                          5,105,000     5,105,000
Texas Small Business Industrial Development Corp.,
   Industrial Development
   2.03%, 1/05/05                                                                          9,000,000     9,000,000
                                                                                                        ----------
                                                                                                        22,105,000
                                                                                                        ----------
VERMONT--0.5%

Vermont State Student Assistance Corp, Student Loan Revenue
   1.90%, 1/03/05                                                                          3,500,000     3,500,000
                                                                                                       -----------
VIRGINIA--1.2%
Ashland, Virginia, Industrial Development Authority
   2.13%, 1/06/05                                                                          4,010,000     4,010,000
Charles City County, Virginia, Economic Development
   Authority, Solid Waste Disposal Facility Revenue, Waste
   Management Inc. Project A
   2.05%, 1/06/05                                                                          4,500,000     4,500,000
                                                                                                       -----------
                                                                                                         8,510,000
                                                                                                       -----------
WASHINGTON--0.8%
Washington State Economic Development Finance
   2.07%, 1/05/05                                                                          5,905,000     5,905,000
                                                                                                       -----------
WISCONSIN--2.9%
Oak Creek, Wisconsin, Pollution Control Revenue, Wisconsin
   Electric Power Co.
   2.09%, 1/05/05                                                                          1,000,000     1,000,000
Park Falls, Wisconsin, Industrial Development Revenue
   2.15%, 1/06/05                                                                          5,575,000     5,575,000
Pleasant Prairie, Wisconsin, Pollution, Wisconsin Electric
   Power Co.
   Series A
   2.10%, 1/06/05                                                                         11,150,000    11,150,000
   Series B
   2.10%, 1/06/05                                                                          3,410,000     3,410,000
                                                                                                       -----------
                                                                                                        21,135,000
                                                                                                       -----------
TOTAL VARIABLE RATE DEMAND NOTES
   (Cost $582,131,084)                                                                                 582,131,084
                                                                                                       -----------
MUNICIPAL NOTES AND BONDS--20.2%
CALIFORNIA--4.1%
Los Angeles, California, Wastewater Systems Revenue
   Series A
   2.15%, 12/15/05                                                                        14,000,000    14,000,000
   Series B
   2.15%, 12/15/05                                                                        16,000,000    16,000,000
                                                                                                       -----------
                                                                                                        30,000,000
                                                                                                       -----------
INDIANA--1.6%
Indiana Banking Revenue, Advance Progress Notes, Series A
   2.00%, 1/25/05                                                                         12,000,000    12,007,037
                                                                                                       -----------
MARYLAND--3.9%
Montgomery County, Maryland, Housing Opportunity Common
   Single Family
   Mortgage Revenue
   Series C
   1.10%, 3/08/05                                                                         24,845,000    24,844,999
   Series D
   1.15%, 3/08/05                                                                          3,980,000     3,980,000
                                                                                                       -----------
                                                                                                        28,824,999
                                                                                                       -----------
MASSACHUSETTS--2.7%
Commonwealth of Massachusetts
   5.00%, 12/01/05                                                                        19,000,000    19,506,879
                                                                                                       -----------
MICHIGAN--2.7%

Detroit, Michigan, Sewage Disposal Revenue, Series E
   1.55%, 8/04/05                                                                        20,000,000     20,000,000
                                                                                                      ------------
TEXAS--4.2%
Texas State, Tax Revenue Anticipatory Notes
   3.00%, 8/31/05                                                                        30,000,000     30,281,919
                                                                                                      ------------
UTAH--1.0%
Utah Intermountain Power Agency, Power Supply Revenue,
   Series F, AMBAC
   2.02%, 6/01/05                                                                         7,400,000      7,400,000
                                                                                                      ------------
TOTAL MUNICIPAL NOTES AND BONDS
   (Cost $148,020,834)                                                                                 148,020,834
                                                                                                      ------------
TOTAL INVESTMENTS--99.8%
   (Cost $730,151,918)                                                                                 730,151,918
OTHER ASSETS LESS LIABILITIES--0.2%                                                                      1,163,975
                                                                                                      ------------
NET ASSETS--100.0%                                                                                    $731,315,893
                                                                                                      ------------

(1) Variable rate securities. The rates shown are the current rates on December 31, 2004. Dates shown represent the next interest reset date.

Glossary

AMBAC:  AMBAC Assurance Corporation
AMT:    Alternative Minimum Tax
FHA:    Federal Housing Authority
FNMA:   Federal National Mortgage Association
FSA:    Financial Security Assurance
GNMA:   Government National Mortgage Association
MBIA:   MBIA Insurance Corporation
Radian: Radian Asset Assurance, Inc.
XLCA:   XL Capital Assurance, Inc.

Schedule Of Investments
E*TRADE California Municipal Money Market Fund
December 31, 2004 (Unaudited)

                                                           Face
Company                                                   Amount        Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (84.9%) (1)
CALIFORNIA (82.8%)
Alameda, Contra Costa, California,
   Schools Finance Authority, Certificates
   of Participation, Capital Improvement
   Finance Projects,
   Series C
   2.03%, 1/06/05                                      $   550,000   $   550,000
   Series K
   2.08%, 1/06/05                                       10,240,000    10,240,000
Berkeley, California,
   Revenue,
   Berkeley YMCA
   2.03%, 1/06/05                                        6,300,000     6,300,000
California Health Facilities Finance
   Authority Revenue, Catholic
   Healthcare,
   Series C
   1.98%, 1/05/05                                        8,300,000     8,300,000
California Housing Finance Agency
   Revenue,
   Home Manufacturing, Series U, AMT
   2.00%, 1/05/05                                       12,185,000    12,185,000
   Series B, AMT, FSA
   2.30%, 1/04/05                                        1,100,000     1,100,000
   Series D, AMT
   2.00%, 1/05/05                                       28,900,000    28,900,000
   Series J, FSA
   2.25%, 1/04/05                                        1,500,000     1,500,000
California Pollution Control Finance
   Authority,
   Solid Waste Disposal Revenue,
   Blue Line Transfer Inc., Series A, AMT
   2.07%, 1/05/05                                        3,955,000     3,955,000
   Burrtec Waste Group, Series A, AMT
   2.22%, 1/05/05                                        1,985,000     1,985,000
   New United Motor Manufacturing, Series A
   2.03%, 1/06/05                                        2,900,000     2,900,000
   Norcal Waste System Income Project, Series A, AMT
   2.07%, 1/05/05                                        8,000,000     8,000,000
   Placer County Eastern Sanitation, Series A, AMT
   2.07%, 1/05/05                                        2,800,000     2,800,000
California Pollution Control Finance Authority,
   Pollution Control Revenue, Resource Recovery,
   Wadham Energy, Series C, AMT
   2.00%, 1/05/05                                        6,300,000     6,300,000
California Pollution Control Finance Authority,
   Solid Waste Disposal Revenue,
   Evergreen Distributors, Series A, AMT
   2.00%, 1/05/05                                        1,930,000     1,930,000
California State Weekly

Kindergarten-University Public B-6
   2.01%, 1/06/05                                        5,000,000     5,000,000
California State Department of Water
   Resource Recovery,
   Power Supply Revenue, Series C-9
   1.95%, 1/06/05                                       14,600,000    14,600,000
California State Economic Development
   Finance Authority,
   Industrial Development
   Revenue,
   Scientific Specialties Project, AMT
   2.00%, 1/05/05                                        1,620,000     1,620,000
   1.98%, 1/05/05                                        9,000,000     9,000,000
California State Economic Recovery
   1.98%, 1/05/05                                        9,000,000     9,000,000
California State, PA-607R
   2.03%, 12/01/17                                       8,120,000     8,120,000
   Series 142, FGIC
   2.02%, 1/06/05                                        7,170,000     7,170,000
   Series 239Z, AMBAC
   2.04%, 1/06/05                                        3,500,000     3,500,000
   Series C-3
   2.01%, 1/06/05                                        5,000,000     5,000,000
California Statewide Communities
   Development Authority Industrial
   Development Revenue, American
   Modular Systems Project, Series A, AMT
   2.02%, 1/06/05                                        8,450,000     8,450,000
   2.12%, 1/06/05                                        3,200,000     3,200,000
California Statewide Communities
   Development Authority Multi-family Housing
   Revenue, Aqua Vista Apartments, Series V, FNMA
   2.02%, 1/06/05                                        8,000,000     8,000,000
   Arbor Ridge Apartments, Series X, FNMA
   1.98%, 1/06/05                                       10,600,000    10,600,000
   Certificate of Participation, Series 909
   2.01%, 1/06/05                                       20,875,000    20,875,000
   Housing Oakmont Senior Living Series Y
   2.02%, 1/06/05                                       14,340,000    14,340,000
   IAC Project, Series W-3, AMT
   2.01%, 1/05/05                                        5,600,000     5,600,000
   Oakmont of Alameda, Series WW,
   2.05%, 1/06/05                                       12,680,000    12,680,000
   Pittsburgh Plaza Apartments, Series K
   2.01%, 1/06/05                                        4,600,000     4,600,000
   Plaza Club Apartments,
   Project A, AMT, FNMA
   2.00%, 1/06/05                                        4,500,000     4,500,000
   Series M
   2.00%, 1/05/05                                       15,000,000    15,000,000
   Variable Housing
   Ivy Hill Apartments, PJ-Series I
   2.02%, 1/06/05                                       11,337,000    11,337,000
California Statewide Communities
   Development Corp., Certificates of
   Participation, Covenant Retirement
   Communities
   1.96%, 1/06/05                                        6,450,000     6,450,000
Concord California Multi-family Housing
   Revenue, Maplewood & Golden Glen,
   Series A
   2.00%, 1/06/05                                        3,920,000     3,920,000

Contra Costa County, California,
   Multi-family Housing Revenue, Camara
   Circle Apartments, Series A, AMT
   2.00%, 1/06/05                                        1,800,000     1,800,000
Emeryville, California, Redevelopment
   Agency, Multi-family Housing Revenue,
   Baystreet Apartments, Series A, AMT
   2.00%, 1/06/05                                        5,000,000     5,000,000
Golden State Tobacco Securitization
   Corp., California Tobacco Settlement
   Revenue,
   2.01%, 6/01/11                                       20,400,000    20,400,000
   Series PA 1206
   2.09%, 6/01/31                                        6,875,000     6,875,000
   Series PA 1214
   2.09%, 6/01/35                                        6,745,000     6,745,000
   Series PA 1236
   2.09%, 8/10/11                                        3,530,000     3,530,000
   Series PA 1237
   2.09%, 6/01/11                                        2,735,000     2,735,000
   Series PA 1240
   2.09%, 12/01/33                                       5,460,000     5,460,000
Hayward, California, Multi-family
   Housing Revenue, Timbers Apartments,
   Series A, AMT, FNMA
   2.00%, 1/06/05                                        4,500,000     4,500,000
Los Angeles, California, Community
   Redevelopment Agency, Mutli-family Housing
   Revenue, Academy Village
   Apartments, Series A, AMT, FNMA
   2.00%, 1/06/05                                        9,000,000     9,000,000
Los Angeles, California, Harbor
   Department Revenue, Series 7, AMT
   2.10%, 1/05/05                                       16,620,000    16,620,000
Los Angeles, California, Multi-family
   Revenue, Watts/Athens Apartments,
   Series A, AMT
   2.02%, 1/06/05                                        4,300,000     4,300,000
Los Angeles, California, Unified School District
   2.01%, 1/06/05                                        7,827,000     7,827,000
Maywood, California, Public Finance
   Authority Revenue, Maywood
   Redevelopment, Series A
   2.00%, 1/06/05                                        8,815,000     8,815,000
Milpitas, California, Multi-family
   Revenue, Crossing at Montague,
   Series A, AMT
   2.02%, 1/06/05                                        4,500,000     4,500,000
Modesto California Health Facilities
   Revenue, Series 910, MBIA
   2.01%, 1/06/05                                        5,650,000     5,650,000
Oakland California, JT Powers Finance
   Authority
   1.90%, 1/06/05                                        2,650,000     2,650,000
Orange County, California, Housing
   Authority Apartment Development
   Revenue,
   Oasis Martinique, Series I, FNMA
   1.97%, 1/06/05                                       10,800,000    10,800,000
Oxnard, California, Industrial Development
   Authority Development Revenue,
   Western Saw Manufacturer, AMT

   2.00%, 1/05/05                                        2,550,000     2,550,000
Sacramento County, California, Housing
   Authority, Multi-family Housing Revenue,
   Chesapeake Commons, Series C,
   AMT, FNMA
   2.00%, 1/06/05                                        4,500,000     4,500,000
   Loftsat Natomas Apartments, Series F,
   AMT, FNMA
   2.02%, 1/06/05                                        6,000,000     6,000,000
San Bernardino, California, Redevelopment
   Agency, Multi-family Housing Revenue,
   Silver Woods Apartments Project,
   AMT, FNMA
   2.02%, 1/06/05                                        7,000,000     7,000,000
San Francisco, California, City & County
   Redevelopment Agency, Multi-family
   Revenue,
   Series D, AMT
   2.00%, 1/06/05                                        2,200,000     2,200,000
San Francisco, California, City & County
   Redevelopment Agency, Multi-family
   Revenue, Series A
   1.98%, 1/05/05                                       14,700,000    14,700,000
San Jose, California, Multi-family
   Housing Revenue,
   Almaden Lake Village Apartments,
   Series A, AMT
   2.00%, 1/06/05                                        4,100,000     4,100,000
   Cinnabar Commons, Series C, AMT
   2.00%, 1/06/05                                       10,400,000    10,400,000
   Evans Lane Apartments, Series H
   1.98%, 1/05/05                                        4,900,000     4,900,000
   Siena
   2.02%, 1/06/05                                       12,100,000    12,100,000
Southern California Home Finance
   Authority, Single Family Revenue,
   Series A, AMT, FNMA
   2.04%, 8/01/34                                       10,000,000    10,000,000
Triunfo, California, County Sanitation
   District Revenue
   2.08%, 1/05/05                                        1,500,000     1,500,000
Vallejo, California, Certificates of
   Participation
   2.06%, 1/06/05                                        5,710,000     5,710,000
   Water Revenue, Series A
   2.13%, 1/05/05                                        4,500,000     4,500,000
   Whittier California Revenue
   2.07%, 1/06/05                                       10,000,000    10,000,000
                                                                     -----------
                                                                     516,874,000
                                                                     -----------
PUERTO RICO (2.1%)
Puerto Rico Commonwealth, Highway &
   Transportation Authority Revenue,
   Series A
   2.01%, 1/06/05                                          640,000       640,000
Puerto Rico Electric Power Authority
   Power Revenue,
   Series 268, FSA
   2.00%, 1/06/05                                        3,495,000     3,495,000
Puerto Rico Municipal Finance Agency,
   Series 805, FSA

   2.01%, 1/06/05                                       4,600,000      4,600,000
Puerto Rico Public Finance Corp.,
   Series 363, AMBAC
   2.00%, 1/06/05                                       4,310,000      4,310,000
                                                                    ------------
                                                                      13,045,000
                                                                    ------------
TOTAL VARIABLE RATE DEMAND NOTES
   (Cost: $529,919,000)                                              529,919,000
                                                                    ------------
MUNICIPAL NOTES AND BONDS (15.1%)
CALIFORNIA
Beachview Village Apartments, Series EE
   2.30%, 11/16/05                                      5,805,000      5,805,000
California State
   3.00%, 6/30/05                                      26,000,000     26,160,534
California Statewide Communities
   Development Authority, Multi-family
   Housing Revenue
   Horizons At Indio, Series 00
   2.15%, 12/15/37                                      6,500,000      6,500,000
Los Angeles, California, Wastewater Systems Revenue,
   Series A
   2.15%, 12/15/05                                     26,000,000     26,000,000
   Series B
   2.15%, 12/15/05                                     30,000,000     30,000,000
                                                                    ------------
TOTAL MUNICIPAL NOTES AND BONDS
   (Cost $94,465,534)                                                 94,465,534
                                                                    ------------

TOTAL INVESTMENTS (100.0%)
   (Cost: $624,384,534)                                              624,384,534

LIABILITIES IN EXCESS OF

   OTHER ASSETS (0.0%)                                                   158,779
                                                                    ------------
NET ASSETS (100.0%)                                                 $624,543,313
                                                                    ------------

(1) Variable rate securities. The rates shown are the current rates on December 31,2004. Dates shown represent the next interest reset date.

Glossary:
AMBAC: AMBAC Assurance Corporation
AMT: Alternative Minimum Tax (subject to)
FNMA: Federal National Mortgage Association
FSA: Financial Security Association

Schedule of Investments
E*TRADE New York Municipal Money Market Fund
December 31, 2004 (Unaudited)

                                                                                          Face
                                                                                          Amount        Value
----------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES--90.6% (1)
NEW YORK--85.0%

Albany, New York, Industrial Development Agency Civic Facility Revenue, University
   Albany Foundation Student, Series A, AMBAC
   1.97%, 1/06/05                                                                      $   600,000   $   600,000
Albany, New York, Industrial Development Agency Revenue, Davies Office Refurbishing,
   AMT
   2.02%, 1/06/05                                                                        1,000,000     1,000,000
Forest City New Rochelle, New York, Revenue Certificates
   2.03%, 1/06/05                                                                       11,600,000    11,600,000
Hempstead, New York, Industrial Development Agency Revenue, Nassau Energy, AMT
   2.01%, 1/05/05                                                                        5,200,000     5,200,000
Metropolitan Transportation Authority New York Dedicated Tax, Series B
   1.98%, 1/06/05                                                                        5,000,000     5,000,000
Metropolitan Transportation Authority New York Revenue, Series D2, FSA
   1.95%, 1/06/05                                                                        1,600,000     1,600,000
Monroe County, New York, Industrial Development Agency Civic Facility Revenue,
   YMCA of Greater Rochester
   2.04%, 1/06/05                                                                        2,750,000     2,750,000
Nassau County, New York, Tobacco Settlement Corp., PA 1208
   2.09%, 1/06/05                                                                       10,800,000    10,800,000
New York State Energy Research & Development Electric Facilities Revenue, Long
   Island Lighting Co., Series A, AMT
   2.01%, 1/05/05                                                                        2,200,000     2,200,000
New York State Housing Finance Agency Revenue
   360 West, Series A, AMT, FNMA
   1.97%, 1/05/05                                                                        7,100,000     7,100,000
   521 West, Series A
   1.94%, 1/05/05                                                                        8,500,000     8,500,000
   Chelsea Apartments, Series A, AMT, FNMA
   2.05%, 1/05/05                                                                       22,200,000    22,200,000
   East 39th Street Housing, AMT, FNMA
   2.01%, 1/05/05                                                                        4,800,000     4,800,000
   Hospital For Special Surgery Staff, Series A
   1.80%, 1/05/05                                                                        1,200,000     1,200,000
   Parkledge Apartments, Series A
   1.98%, 1/05/05                                                                        7,100,000     7,100,000
   South Cove Plaza, Series A, AMT
   2.05%, 1/05/05                                                                        1,410,000     1,410,000
   Tribeca, Series A, AMT, FNMA
   1.98%, 1/05/05                                                                        7,900,000     7,900,000
   Union Square, AMT, FNMA
   1.98%, 1/05/05                                                                        5,000,000     5,000,000
   Worth Street Housing, Series A, AMT, FNMA
   1.97%, 1/05/05                                                                        7,500,000     7,500,000
New York State Urban Development Corp., PA 1218
   2.04%, 1/06/05                                                                        3,500,000     3,500,000
New York State, New York City Transitional Finance Authorities Revenue, Future Tax
   Secured, Series A
   2.00%, 1/05/05                                                                          100,000       100,000
   2.00%, 1/05/05                                                                        1,700,000     1,700,000
Niagara County, New York, Industrial Development Agency Civic Facilities Revenue
   NYSARC, Inc., Series A
   2.07%, 1/06/05                                                                        2,900,000     2,900,000
Otsego County, New York, Industrial Development Agency Civic Facilities Revenue,
   Noonan Community Services Corp. Project, Series A
   2.00%, 1/06/05                                                                        2,000,000     2,000,000
Roaring Fork Municipal Productions LLC OT Series 2003-15, Class A/(2)/

   2.05%, 1/06/05                                                                       8,355,000      8,355,000
Schoharie County, New York, Industrial Development Agency Civic Facilities Revenue,
   Bassett Hospital Project, Series A
   2.07%, 1/06/05                                                                       1,600,000      1,600,000
                                                                                                    ------------
Total New York                                                                                       133,615,000
                                                                                                    ------------
Puerto Rico--5.6%
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue, Series A
   2.01%, 1/06/05                                                                       4,600,000      4,600,000
Puerto Rico Municipal Finance Agency, Series 805, FSA
   2.01%, 1/06/05                                                                       1,900,000      1,900,000
Puerto Rico Public Finance Corp., Series 363, AMBAC
   2.00%, 1/06/05                                                                       2,300,000      2,300,000
                                                                                                    ------------
Total Puerto Rico                                                                                      8,800,000
                                                                                                    ------------
Total Variable Rate Demand Notes
   (Cost $142,415,000)                                                                               142,415,000
                                                                                                    ------------
FIXED RATE NOTES--15.6%
NEW YORK--15.6%
Erie County, New York, PUB IMPT, Series A
   5.50%, 7/01/05                                                                       1,055,000      1,073,288
Erie County, New York, Revenue Antic Notes
   3.00%, 7/13/05                                                                       7,350,000      7,388,352
New York State Energy Research & Development Pollution Control Revenue Annual
   Tender, New York State Electric & Gas
   1.08%, 3/15/05                                                                       4,000,000      4,000,316
New York State Tunnel Authority, Highway & Bridge Triborough Bridge Fund, Series A,
   AMBAC
   5.25%, 4/01/05                                                                       2,000,000      2,020,896
Suffolk County, New York, Tax Antic Notes, Series I
   3.25%, 8/16/05                                                                      10,000,000     10,080,801
                                                                                                    ------------
Total Fixed Rate Notes
   (Cost $24,563,653)                                                                                 24,563,653
                                                                                                    ------------
TOTAL INVESTMENTS--106.2%
   (Cost $166,978,653)                                                                               166,978,653

LIABILITIES IN EXCESS OF OTHER ASSETS--(6.2%)                                                         (9,784,167)
                                                                                                    ------------
NET ASSETS--100.0%                                                                                  $157,194,486
                                                                                                    ------------

(1) Variable rate securities. The rates shown are the current rates on December 31, 2004. Dates shown represent the next interest reset date.
(2) Security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     Glossary

     AMBAC: AMBAC Assurance Corporation
     AMT: Alternative Minimum Tax
     FNMA: Federal National Mortgage Corporation
     FSA: Financial Security Assurance, Inc.
     NYSARC: New York State Association for Retarded Children

Item 2. Controls and Procedures.

     (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds


By:
    ------------------------------------
    Dennis Webb
    President

Date: February 25, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------------
    Dennis Webb
    President

Date: February 25, 2005


By:
    ------------------------------------
    Elizabeth Gottfried
    Vice President & Treasurer

Date: February 25, 2005